June 25, 2008



U.S. Securities & Exchange Commission              via electronic filing
100 F Street, N.E.
Washington, D.C. 20549


Re: VANGUARD HORIZON FUNDS (THE TRUST); FILE NO. 33-56443

Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,


Edward C. Delk
Principal and Senior Counsel
The Vanguard Group, Inc.



Enclosures
cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission